Cash and Investments - Interest and dividends and share of profit of associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Interest income:
Cash and short term investments	$ 279.4	$ 101.5
Bonds	1,624.9	753.1
Derivatives and other invested assets	(63.2)	18.9
Interest income	1,841.1	873.5
Dividends:
Dividend income	133.8	140.4
Investment expenses	(78.7)	(52.1)
Interest and dividends	1,896.2	961.8
Share of profit of associates	1,022.2	1,022.4
Preferred stocks
Dividends:
Dividend income	44.7	39.7
Common stocks
Dividends:
Dividend income	89.1	100.7
Associates
Dividends:
Share of profit of associates	$ 1,022.2	$ 1,022.4